Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Nov. 03, 2022	Apr. 30, 2025
Reverb ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Reverb ETF NAV
Accumulated Value	$ 13,829	$ 11,260	$ 10,000	$ 15,523
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR Index
Accumulated Value	$ 13,868	$ 11,306	$ 10,000	$ 15,546